Document And Entity Information	Jan. 29, 2026	Jan. 30, 2025
Cover [Abstract]
Entity Registrant Name	TRANE TECHNOLOGIES PLC
Document Type	8-K
Document Period End Date	Jan. 29, 2026
Entity Address, Address Line One	170/175 Lakeview Drive
Entity Address, Address Line Two	Airside Business Park
Entity Address, City or Town	Swords Co. Dublin
Entity Address, Country	IE
Entity Incorporation, State or Country Code	L2
Entity File Number	001-34400
Entity Tax Identification Number	98-0626632
City Area Code	353
Local Phone Number	18707400
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company	false
Document Information [Line Items]
Document Period End Date	Jan. 29, 2026
Common Stock
Cover [Abstract]
Title of 12(b) Security	Ordinary Shares, Par Value $1.00 per Share
Trading Symbol	TT
Security Exchange Name	NYSE
Document Information [Line Items]
Security Exchange Name	NYSE
Trading Symbol	TT
Title of 12(b) Security	Ordinary Shares, Par Value $1.00 per Share
Five point Twenty-Five Percent Senior Notes Due Two Thousand Thirty Three
Cover [Abstract]
Title of 12(b) Security	5.250% Senior Notes due 2033
Trading Symbol	TT33
Security Exchange Name	NYSE
Document Information [Line Items]
Security Exchange Name	NYSE
Trading Symbol	TT33
Title of 12(b) Security	5.250% Senior Notes due 2033
Five point one zero percent senior notes due two thousand thirty four
Cover [Abstract]
Title of 12(b) Security	5.100% Senior Notes due 2034
Trading Symbol	TT34
Document Information [Line Items]
Trading Symbol	TT34
Title of 12(b) Security	5.100% Senior Notes due 2034
Senior Notes
Cover [Abstract]
Security Exchange Name	NYSE
Document Information [Line Items]
Security Exchange Name	NYSE